Debt (Trust Preferred Securities) (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) subsidiary	Dec. 31, 2014 USD ($)
Trust Preferred Securities [Abstract]
Number of subsidiaries | subsidiary		9
Maximum period for interest payment deferment (in quarters)	60 months
Trust preferred securities, accrued interest		$ 27
Trust Preferred Securities	$ 247	247	$ 247
Total long-term debt	$ 493	247	331
Senior Note 6.125 Senior Note
Trust Preferred Securities [Abstract]
Interest rate	6.125%
Senior Notes	$ 246	$ 0
Junior Subordinated Debt [Member]
Trust Preferred Securities [Abstract]
Current Period for Interest Payment Deferment (in Quarters)	54 months
3ML plus 3.25% matures 2032
Trust Preferred Securities [Abstract]
Basis spread on variable rate (percent)	3.25%	3.25%
Trust Preferred Securities	$ 26	$ 26	$ 26
Interest rate	4.11%	3.85%	3.50%
3ML plus 3.25% matures 2033
Trust Preferred Securities [Abstract]
Basis spread on variable rate (percent)	3.25%	3.25%
Trust Preferred Securities	$ 26	$ 26	$ 26
Interest rate	3.93%	3.57%	3.48%
3ML plus 3.25% matures 2033
Trust Preferred Securities [Abstract]
Basis spread on variable rate (percent)	3.25%	3.25%
Trust Preferred Securities	$ 26	$ 26	$ 26
Interest rate	3.88%	3.85%	3.51%
3ML plus 2.00% matures 2035
Trust Preferred Securities [Abstract]
Basis spread on variable rate (percent)	2.00%	2.00%
Trust Preferred Securities	$ 26	$ 26	$ 26
Interest rate	2.68%	2.32%	2.23%
3ML plus 2.00% matures 2035
Trust Preferred Securities [Abstract]
Basis spread on variable rate (percent)	2.00%	2.00%
Trust Preferred Securities	$ 26	$ 26	$ 26
Interest rate	2.68%	2.32%	2.23%
3ML plus 1.75% matures 2035
Trust Preferred Securities [Abstract]
Basis spread on variable rate (percent)	1.75%	1.75%
Trust Preferred Securities	$ 51	$ 51	$ 51
Interest rate	2.60%	2.26%	1.99%
3ML plus 1.50% matures 2035
Trust Preferred Securities [Abstract]
Basis spread on variable rate (percent)	1.50%	1.50%
Trust Preferred Securities	$ 25	$ 25	$ 25
Interest rate	2.18%	1.82%	1.73%
3ML plus 1.45% matures 2037
Trust Preferred Securities [Abstract]
Basis spread on variable rate (percent)	1.45%	1.45%
Trust Preferred Securities	$ 25	$ 25	$ 25
Interest rate	2.30%	1.96%	1.69%
3ML plus 2.50% matures 2037
Trust Preferred Securities [Abstract]
Basis spread on variable rate (percent)	2.50%	2.50%
Trust Preferred Securities	$ 16	$ 16	$ 16
Interest rate	3.35%	3.01%	2.74%